Significant Accounting Policies - Narrative (Details)				3 Months Ended		12 Months Ended
	Oct. 01, 2016 USD ($)	Oct. 01, 2015 USD ($)	Oct. 01, 2014 USD ($)	Dec. 31, 2014 USD ($) contract		Dec. 31, 2016 USD ($) contract		Dec. 31, 2015 USD ($) contract		Dec. 31, 2014 USD ($) contract		Dec. 31, 2013 USD ($) [1]
Significant Accounting Policies (Textual) [Abstract]
Number of derivative contracts outstanding | contract				0		0		0		0
Goodwill [Line Items]
Goodwill				$ 1,158,346,000	[1]	$ 1,126,892,000	[2]	$ 1,143,333,000	[1]	$ 1,158,346,000	[1]	$ 1,178,687,000
Goodwill impairment						10,455,000
Intangible assets, carrying value				149,766,000		140,792,000		143,318,000		149,766,000
Allowance for doubtful accounts				53,770,000		40,450,000		49,420,000		53,770,000
Inventory valuation reserves				90,712,000		87,715,000		91,217,000		90,712,000
Amounts outstanding under standby letter of credit agreements				23,442,000		43,658,000		45,407,000		23,442,000
Cumulative other comprehensive loss included adjustments for foreign currency translation				354,384,000		501,277,000		482,629,000		354,384,000
Prior service costs and net actuarial losses related to pension and other postretirement benefit plans				118,167,000		125,096,000		104,346,000		118,167,000
Unrealized net gains (losses) on marketable equity securities and derivative instruments used in cash flow hedges				593,000		1,015,000		(120,000)		593,000
Unrealized net gains on cash flow hedges						85,007,000
Research and development costs included in technical expenditures						58,041,000		57,667,000		50,019,000
Advertising cost						351,002,000		338,188,000		299,201,000
Latin America Coating Group [Member]
Goodwill [Line Items]
Goodwill	$ 10,455,000			9,695,000	[1]	0	[2]	$ 9,646,000	[1]	$ 9,695,000	[1]	$ 9,738,000
Goodwill impairment	10,455,000	$ 0	$ 0			$ 10,455,000
Latin America Coating Group [Member] | Trademarks [Member]
Goodwill [Line Items]
Intangible assets, carrying value	2,114,000
Impairment of intangible assets	233,000	$ 0	$ 0
Latin America Coating Group [Member] | Trademarks [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Goodwill [Line Items]
Intangible assets, fair value	$ 1,881,000
Titanium Dioxide Antitrust Litigation [Member]
Loss Contingencies [Line Items]
Settlement gain related to litigation settlement				$ 21,420,000

[1]	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Group and $791 in the Global Finishes Group).
[2]	Net of accumulated impairment losses of $19,359 ($8,113 in the Consumer Group, $791 in the Global Finishes Group and $10,455 in the Latin America Coatings Group).